Operating expenses	12 Months Ended
Jun. 30, 2025
Operating expenses
Operating expenses
5	Operating expenses

	2025	2024	2023
	£’000	£’000	£’000
Employee benefit expenses (Note 7)	(313,256)	(364,719)	(331,374)
Short-term and low value leases	(236)	(258)	(379)
Auditors’ remuneration: audit of parent company and consolidated financial statements	(615)	(670)	(588)
Auditors’ remuneration: audit of the Company’s subsidiaries	(117)	(190)	(165)
Auditors’ remuneration: audit-related services	(45)	(20)	(17)
Auditors’ remuneration: tax compliance and tax advice services	(6)	(12)	(10)
Foreign exchange losses on operating activities	(3,594)	(2,041)	(2,989)
Depreciation - property, plant and equipment (Note 13)	(15,676)	(14,998)	(11,876)
Depreciation – right-of-use assets (Note 14)	(1,046)	(1,248)	(1,692)
Depreciation - investment properties (Note 15)	(280)	(280)	(280)
Amortization – intangible assets (Note 16)	(196,373)	(190,123)	(172,684)
Sponsorship, other commercial and broadcasting costs	(14,459)	(16,645)	(16,102)
Retail, merchandising and e-commerce costs	(36,571)	(11,518)	(9,981)
External Matchday costs	(33,953)	(29,940)	(37,750)
Travel and entertaining costs	(8,811)	(13,708)	(15,835)
Legal, professional and consultancy costs	(12,567)	(15,697)	(18,178)
Property and utility costs	(31,120)	(33,666)	(34,008)
Other operating expenses (individually less than £10,000,000)	(28,335)	(25,019)	(27,209)
Exceptional items (Note 6)	(36,626)	(47,778)	—
	(733,686)	(768,530)	(681,117)